LEASES - Amounts recognized in profit or loss (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Depreciation expense of right-of-use assets	Rp 5,451	Rp 5,066
Expense relating to short-term leases	3,689	3,743
Interest expense on lease liabilities	1,348	1,015
Expense relating to leases of low-value assets	Rp 4	Rp 27